UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2011

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            July 22, 2011

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      47

 Form 13F Information Table Value Total:      $810,247
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE      SHRS OR  SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)    PRN AMT  PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE


 AIR PRODUCTS & CHEMICALS        COM        009158106     9,558      100,000    SH         SOLE              100,000
 ALPHA NATURAL RESOURCES         COM        02076X102     4,658      102,500    SH         SOLE              102,500
 ANADARKO PETROLEUM CORP.        COM        032511107     12,665     165,000    SH         SOLE              165,000
 APACHE CORP.                    COM        037411105     18,508     150,000    SH         SOLE              150,000
 BAKER HUGHES, INC.              COM        057224107     11,972     165,000    SH         SOLE              165,000
 CF INDUSTRIES HOLDINGS,         COM        125269100     9,927       70,069    SH         SOLE               70,069
 CHEVRON CORP.                   COM        166764100     96,670     940,000    SH         SOLE              940,000
 CLIFFS NATURAL RESOURCES        COM        18683K101     17,566     190,000    SH         SOLE              190,000
 CONOCOPHILLIPS                  COM        20825C104     26,316     350,000    SH         SOLE              350,000
 CONSOL ENERGY INC.              COM        20854P109     2,245       46,300    SH         SOLE               46,300
 DEVON ENERGY CORP.              COM        25179M103     8,669      110,000    SH         SOLE              110,000
 DOW CHEMICAL CO.                COM        260543103     21,600     600,000    SH         SOLE              600,000
 ENERGEN CORP.                   COM        29265N108     10,452     185,000    SH         SOLE              185,000
 EOG RESOURCES INC.              COM        26875P101     12,546     120,000    SH         SOLE              120,000
 EQT CORP.                       COM        26884L109     8,403      160,000    SH         SOLE              160,000
 EXXON MOBIL CORP.               COM        30231G102    110,549    1,358,430   SH         SOLE             1,358,430
 FMC CORP.                       COM        302491303     11,183     130,000    SH         SOLE              130,000
 FOREST OIL CORP.                COM        346091705     5,342      200,000    SH         SOLE              200,000
 FREEPORT-MCMORAN COPPER         COM        35671D857     27,243     515,000    SH         SOLE              515,000
 HALLIBURTON CO.                 COM        406216101     26,775     525,000    SH         SOLE              525,000
 HESS CORP.                      COM        42809H107     18,690     250,000    SH         SOLE              250,000
 KINDER MORGAN INC               COM        49456B101     4,453      155,000    SH         SOLE              155,000
 MARATHON OIL CO.                COM        565849106     4,214       80,000    SH         SOLE               80,000
 MDU RESOURCES GROUP, INC.       COM        552690109     7,186      319,400    SH         SOLE              319,400
 NABORS INDUSTRIES, LTD          SHS        G6359F103     6,012      244,000    SH         SOLE              244,000
 NATIONAL FUEL GAS CO.           COM        636180101     12,740     175,000    SH         SOLE              175,000
 NATIONAL OILWELL VARCO          COM        637071101     19,553     250,000    SH         SOLE              250,000
 NEW JERSEY RESOURCES            COM        646025106     12,491     280,000    SH         SOLE              280,000
 NEWFIELD EXPLORATION            COM        651290108     5,442       80,000    SH         SOLE               80,000
 NOBLE ENERGY INC.               COM        655044105     20,167     225,000    SH         SOLE              225,000
 NORTHEAST UTILITIES             COM        664397106     7,034      200,000    SH         SOLE              200,000
 OASIS PETROLEUM, INC.           COM        674215108     4,452      150,000    SH         SOLE              150,000
 OCCIDENTAL PETROLEUM            COM        674599105     36,414     350,000    SH         SOLE              350,000
 PEABODY ENERGY CORP.            COM        704549104     8,106      137,600    SH         SOLE              137,600
 PIONEER NATURAL                 COM        723787107     12,540     140,000    SH         SOLE              140,000
 POTASH CORP OF                  COM        73755L107     16,470     289,000    SH         SOLE              289,000
 PRAXAIR, INC.                   COM        74005P104     16,259     150,000    SH         SOLE              150,000
 QEP RESOURCES, INC              COM        74733V100     8,366      200,000    SH         SOLE              200,000
 QUESTAR CORP                    COM        748356102     2,768      156,300    SH         SOLE              156,300
 ROYAL DUTCH SHELL         SPONSORED ADR A  780259206     23,794     334,512    SH         SOLE              334,512
 SCHLUMBERGER LTD                COM        806857108     49,680     575,000    SH         SOLE              575,000
 SOUTHWESTERN ENERGY             COM        845467109     8,576      200,000    SH         SOLE              200,000
 SPECTRA ENERGY CORP.            COM        847560109     5,724      208,812    SH         SOLE              208,812
 TECK RESOURCES LTD              CL B       878742204     10,148     200,000    SH         SOLE              200,000
 TRANSOCEAN LTD.               REG SHS      H8817H100     14,071     217,953    SH         SOLE              217,953
 WEATHERFORD INT'L. LTD          REG        H27013103     8,437      450,000    SH         SOLE              450,000
 WILLIAMS COMPANIES, INC.        COM        969457100     13,612     450,000    SH         SOLE              450,000
                                                         810,247

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